CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue:
Total revenue	¥ 18,174,206	¥ 18,842,663	¥ 18,950,683
Expenses:
Selling, general and administrative	1,749,055	2,253,653	2,051,040
Total expenses	17,247,338	17,367,682	18,052,117
Operating income	926,868	1,474,981	898,566
Other income (expense):
Interest expenses		(44,544)	(18,286)
Others, net	102,222	(35,881)	73,759
Total other income (expense), net	52,424	(80,425)	55,473
Income before income taxes	979,292	1,394,556	954,039
Income taxes	337,032	548,331	327,869
Net income	642,260	846,225	626,170
Net loss attributable to the noncontrolling interests		(559)	(789)
Net income attributable to common stockholders	642,260	846,784	626,959
Foreign currency translation gain (loss)	2,687	(11,905)	10,512
Total comprehensive income	¥ 644,947	¥ 834,879	¥ 637,471
Earnings per share:
Basic (in yen per share)	¥ 47.08	¥ 62.07	¥ 46.93
Diluted (in yen per share)	¥ 47.08	¥ 62.07	¥ 46.93
Weighted average shares outstanding:
Basic (in shares)	13,641,900	13,641,900	13,360,834
Diluted (in shares)	13,641,900	13,641,900	13,360,834
Real estate
Revenue:
Total revenue	¥ 17,460,826	¥ 18,307,409	¥ 18,487,074
Expenses:
Cost of sales	14,921,029	14,756,750	15,721,271
Other revenue
Revenue:
Total revenue	713,380	535,254	463,609
Expenses:
Cost of sales	¥ 577,254	¥ 357,279	¥ 279,806